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May 1, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE: RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK ("COMPANY")
         ON BEHALF OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2 ("REGISTRANT")
    FILE NOS. 333-139764 AND 811-07511
            RiverSource(R) Innovations Select Variable AnnuitY
            RiverSource(R) Endeavor Select Variable Annuity

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions regarding this filing, please contact me at (612) 678-4177 or Kristin Vann at (612) 671-4179.

Sincerely,


/s/ Dixie Carroll
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Dixie Carroll
Assistant General Counsel and
Assistant Secretary